Commitments and Contingencies (Details Narrative) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Maximum obligation	$ 2,360,000	$ 1,790,000	$ 2,473,000